Stockholders' Equity (Details 3) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Eighty Three Cents [Member]	Dec. 31, 2013 Eighty Three Cents [Member]	Mar. 31, 2014 One Twenty Four [Member]	Dec. 31, 2013 One Twenty Four [Member]	Mar. 31, 2014 Two Dollars Sixty Seven Cents [Member]	Dec. 31, 2013 Two Dollars Sixty Seven Cents [Member]	Mar. 31, 2014 Two Ninety Five [Member]	Dec. 31, 2013 Two Ninety Five [Member]	Mar. 31, 2014 Three Fifty [Member]	Dec. 31, 2013 Three Fifty [Member]	Mar. 31, 2014 Total [Member]	Dec. 31, 2013 Total [Member]	Mar. 31, 2014 Seventy [Member]	Dec. 31, 2013 Seventy [Member]	Dec. 31, 2013 Two Sixty Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.01	$ 1.01	$ 1.01	$ 2.52	$ 0.83	$ 0.83	$ 1.24	$ 1.24	$ 2.67	$ 2.67	$ 2.95	$ 2.95	$ 3.50	$ 3.50	$ 1.01	$ 1.01	$ 0.70	$ 0.70	$ 2.65
Number Outstanding, Vested and Exercisable (in Shares)					1,500,000	1,500,000	20,000	20,000	20,000	20,000	90,000	90,000	20,000	20,000	1,670,000	1,680,000	20,000	20,000	10,000
Weighted Average Remaining Contractual Life (In Years)					8 years 73 days	8 years 146 days	4 years 109 days	4 years 219 days	3 years 109 days	3 years 219 days	2 years 146 days	2 years 255 days	2 years 328 days	3 years 73 days	7 years 6 months	7 years 292 days	5 years 109 days	5 years 6 months	3 years 328 days
Weighted Average Exercise Price Per Share	$ 1.01	$ 1.01	$ 1.01	$ 2.52	$ 0.83	$ 0.83	$ 1.24	$ 1.24	$ 2.67	$ 2.67	$ 2.95	$ 2.95	$ 3.50	$ 3.50	$ 1.01	$ 1.01	$ 0.70	$ 0.70	$ 2.65
Number Exercisable (in Shares)						0	20,000	20,000	20,000	20,000	90,000	90,000	20,000	20,000	170,000	180,000	20,000	20,000	10,000
Weighted Average Exercise Price Per Share					$ 0.83	$ 0.83	$ 1.24	$ 1.24	$ 2.67	$ 2.67	$ 2.95	$ 2.95	$ 3.50	$ 3.50	$ 2.52	$ 2.52	$ 0.70	$ 0.70	$ 2.65